Cover	Jul. 03, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 03, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41417
Entity Registrant Name	ConvexityShares Trust
Entity Central Index Key	0001817218
Entity Tax Identification Number	86-6789125
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Three Main Street
Entity Address, Address Line Two	Suite 215
Entity Address, City or Town	Burlington
Entity Address, State or Province	VT
Entity Address, Postal Zip Code	05401
City Area Code	802
Local Phone Number	540-0019
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Shares of ConvexityShares Daily 1.5x SPIKES Futures ETF
Title of 12(b) Security	Shares of ConvexityShares Daily 1.5x SPIKES Futures ETF
Trading Symbol	SPKY
Security Exchange Name	NYSEArca
Shares of ConvexityShares 1x SPIKES Futures ETF
Title of 12(b) Security	Shares of ConvexityShares 1x SPIKES Futures ETF
Trading Symbol	SPKX
Security Exchange Name	NYSEArca